ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED JUNE 30, 2015 TO THE FUND’S PROSPECTUS DATED JANUARY 28, 2015

The investment adviser for the Fund has been changed from New Sheridan Advisors, LLC to Champlain Investment Partners, LLC by virtue of Champlain Investment Partners, LLC acquiring New Sheridan Advisors, LLC.

Effective immediately, the following revisions have been made to the Fund’s Prospectus:

The first sentence of footnote (2) on page 3 of the Prospectus is deleted and replaced in its entirety with the following:

“Pursuant to a fee waiver letter agreement, (the “Fee Waiver Agreement”), Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.60% of the Fund’s average daily net assets for each of the Investor Class and Institutional Class shares, respectively.”

The second sentence of the first paragraph of the section titled “Principal Investment Strategies of the Fund” on page 4 of the Prospectus is deleted and replaced in its entirety with the following:

“The Fund’s adviser, Champlain Investment Partners, LLC (the “Adviser”), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru.”

The text in the section titled “Investment Adviser” on page 8 of the Prospectus is deleted and replaced in its entirety with the following:

“Champlain Investment Partners, LLC (the “Adviser”) is the investment adviser to the Fund.

The second sentence of the first paragraph of the section titled “What are the Fund’s Principal Investment Strategies?” on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

“The Fund’s adviser, Champlain Investment Partners, LLC (the “Adviser”), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru.”

The first paragraph of the section titled “Management” on page 16 of the Prospectus is deleted and replaced in its entirety with the following:

“Champlain Investment Partners, LLC, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser was formed as a Delaware limited liability company, and commenced business operations in 2004 and is registered with the U.S. Securities and Exchange Commission as an investment adviser. As of December 31, 2014 the Adviser had approximately $6.6 billion in assets under management. The Adviser’s principal address is 180 Battery Street, Suite 400, Burlington, Vermont 05401.”

The description of Russell E. Hoss’s business experience on page 17 of the Prospectus is deleted and replaced in its entirety with the following:

“Russell Hoss has more than 13 years of investment management experience. He is a portfolio manager on the firm’s developing markets investment team. Prior to joining the Adviser, Russell was a founding partner at New Sheridan Advisors LLC, a boutique emerging and frontier markets investment specialist. Russell also previously held positions as a research analyst at Alder Capital, a San Diego based hedge fund, and as a senior research analyst & director of equity research at ROTH Capital Partners.

Russell served for 5 years as a Cost Analyst after earning his Bachelor of Science degree in Behavioral Sciences from the United States Air Force Academy. He received his MBA degree from Loyola Marymount University. Russell earned his Chartered Financial Analyst (CFA) designation in 2004 and is a member of the CFA Institute and the Orange County CFA Society.”

The description of Richard W. Hoss’s business experience on page 17 of the Prospectus is deleted and replaced in its entirety with the following:

“Richard Hoss has more than 9 years of investment management experience. He is a portfolio manager on the firm’s developing markets investment team. Prior to joining the Adviser, Richard was Managing Partner of New Sheridan Advisors, LLC since 2011 and was a senior research analyst at ROTH Capital Partners, where he led research coverage on the Industrials sector, prior to his time at New Sheridan.

Richard served for 6 years as an aircraft commander after earning his Bachelor of Science degree in Social Sciences from the United States Air Force Academy. He received his MBA degree from the University of Maryland.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED JUNE 30, 2015 TO THE FUND’S STATEMENT OF ADDITIONAL INVORMATION DATED JANUARY 28, 2015

The investment adviser for the Fund has been changed from New Sheridan Advisors, LLC to Champlain Investment Partners, LLC by virtue of Champlain Investment Partners, LLC acquiring New Sheridan Advisors, LLC.

Effective immediately, the following revisions have been made to the Fund’s Statement of Additional Information:

The last sentence in the first paragraph on the cover page of the Statement of Additional Information is deleted and replaced in its entirety with the following:

“Champlain Investment Partners, LLC (the “Adviser”) is the investment adviser of the Fund.”

The second sentence of the first paragraph of the section titled “What are Fund’s Principal Investment Strategies?” on page 1 of the Statement of Additional Information is deleted and replaced in its entirety with the following:

“The Fund’s adviser, Champlain Investment Partners, LLC (the “Adviser”), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru.”
The first entity listed in the table on page 37 of the Statement of Additional Information has been deleted and replaced with “Champlain Investment Partners, LLC.”
The first sentence of the section titled “Purchase of Shares” on page 42 of the Statement of Additional Information is deleted and replaced in its entirety with the following:

“Investor Class shares may be purchased by telephone at 1-844-805-5999 and by regular mail at P.O. Box 1920, Denver, CO 80201, or through institutional channels such as financial intermediaries and retirement platforms.”

The third footnote on page 50 to the Trustees and Officer’s table in the Statement of Additional Information is deleted and replaced in its entirety with the following:
“The Fund Complex currently consists of 10 series of the Trust and any other investment companies for which Champlain Investment Partners, LLC provides investment advisory services, currently three.”
The second to last paragraph on page 51 of the Statement of Additional Information is deleted and replaced in its entirety with the following:
“None of the Independent Trustees owns securities in Champlain Investment Partners, LLC, the Fund’s investment adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.”
The footnote to the table on page 54 of the Statement of Additional Information is deleted and replaced in its entirety with the following:
“The Fund Complex currently consists of 10 series of the Trust and any other investment companies for which Champlain Investment Partners, LLC provides investment advisory services, currently three.”
The first paragraph of the section titled “Investment Manager” on page 55 of the Statement of Additional Information is deleted and replaced in its entirety with the following:
“Champlain Investment Partners, LLC, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser was formed as a Delaware limited liability company, and commenced business operations in 2004 and is registered with the U.S. Securities and Exchange Commission as an investment adviser.  As of December 31, 2014 the Adviser had approximately $6.6 billion in assets under management.  The Adviser’s principal address is 180 Battery Street, Suite 400, Burlington, Vermont 05401.”

The last sentence of the section titled “Code of Ethics” on page 56 of the Statement of Additional Information is deleted in its entirety.
The first paragraph of the section titled “Portfolio Manager Compensation” on page 58 of the Statement of Additional Information is deleted and replaced in its entirety with the following:
“Mr. Russell Hoss and Mr. Richard Hoss are compensated by the Adviser. All associates and partners have a base salary, along with participation in a discretionary bonus plan, and profit sharing plan. The discretionary bonus is distributed based on individual contribution and overall firm performance.”
The section titled “Proxy Voting Policies and Procedures” on page B-3 of the Statement of Additional Information is deleted and replaced in its entirety with the following:
“CHAMPLAIN INVESTMENT PARTNERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
Proxy Voting Policy
Champlain Investment Partners, LLC (“Champlain” or the “Adviser”) is responsible for voting the proxies issued on securities held in the funds managed directly by Champlain. Champlain has adopted policies and procedures in an effort to ensure that all votes are cast in the best interests of the Fund and that proper documentation is maintained relating to how the proxies were voted. These policies and procedures are summarized as follows:

Champlain maintains written proxy voting guidelines in an effort to ensure that the manner in which shares are voted is in the best interest of the Fund and the value of the investment. Champlain may, in some cases, vote a proxy contrary to our guidelines if we determine that such action is in the best interests of the Fund. In addition, Champlain may subscribe to the services of an unaffiliated third party proxy vendor to provide us with in-depth analysis of shareholder meeting agendas, vote recommendations and/or administrative assistance with regards to proxy voting.
If the person(s) responsible for voting proxies becomes aware of any type of potential or actual conflict of interest relating to a proxy proposal, they will promptly report such conflict to the Chief Compliance Officer. The Chief Compliance Officer will forward all necessary proxy voting materials to the Trust’s Board for direction on how to vote such proxy, in accordance with the Trust’s written Proxy Voting Policies and Procedures.
Champlain may also choose not to vote proxies in certain situations, such as where Champlain deems the cost of voting exceeds any anticipated benefit to the Fund.”
The heading and first paragraph on page B-4 of the Statement of Additional Information are deleted and replaced in their entirety with the following:
“Champlain Investment Partners, LLC
Proxy Voting Guidelines
June 8, 2009
Champlain Investment Partners, LLC (the “Adviser”) is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf. Proxy voting is one such service. To fulfill these duties, the Adviser must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, in addition to its written Proxy Voting Policy and Procedures, the Adviser has adopted the following guidelines on how it generally votes certain types of proxies.”
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.